Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 years
Notes To Financial Statements [Abstract]
Properties depreciation method by asset class	The cost of properties, including those under capital leases, net of asset impairment write-downs, is depreciated on a straight-line basis over their estimated service lives, measured in years, except for rail which is measured in millions of gross tons per mile. The Company follows the group method of depreciation whereby a single composite depreciation rate is applied to the gross investment in a class of similar assets, despite small differences in the service life or salvage value of individual property units within the same asset class.
Intangible assets amortization method	straight-line basis
Intangible assets
Intangible assets, useful life, minimum (in years)	40
Intangible assets, useful life, maximum (in years)	50
Pensions
Pension Plan amortization of cumulative net actuarial gains and losses	10.00%
Postretirement benefits amortization of cumulative net actuarial gains and losses	10.00%